S-K 1602(a)(3) Forepart, Sponsor Compensation - Private Placement Units [Member]	Oct. 19, 2026 USD ($) shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	285,340
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,853,400
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	266,590
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,665,900